MARKETABLE SECURITIES AND CUSTOMER DEPOSITS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Marketable Securities And Customer Deposits [Text Block] [Abstract]
Marketable Securities And Customer Deposits [Text Block]
NOTE 10 – MARKETABLE SECURITIES AND CUSTOMER DEPOSITS

Marketable securities

Marketable securities of the Company represent the shares received as a payment from clients for services provided. As of June 30, 2014 and December 31, 2013 the fair value of these marketable securities was $321,043 and $184,800, respectively.

As of June 30, 2014, the Company held as a deposit 7,000,000 restricted shares (issued on September 5, 2013) as payment for $300,000 in accounts receivable billed to a customer. The fair value of the shares as of June 30, 2014 and December 31, 2013 (with 12% discount because of restriction as of December 31, 2013) was $196,000 and $184,800. The value of these unliquidated shares is offset against the outstanding amounts owed to the Company up to $300,000 (the value of receivable of the client) until such time that the shares are liquidated and only at that time that the cash proceeds are used to pay off the receivable will any excess cash received be returned to the client in accordance with the contract.

On May 19, 2014 the Company entered into an agreement with MJ Holdings, Inc., a publicly traded company that provides real estate financing and related solutions to licensed marijuana operators. The Company will market MJ Holdings' real estate financial products and offerings to its consulting clients and will direct all incoming real estate related opportunities to MJ Holdings. Under the agreement, the Company will receive 50% of management fees and profits realized from the real estate opportunities it presents, in addition to warrants to purchase shares in MJ Holdings. The initial term of the agreement is six months, and will renew automatically for successive one month terms, unless one of the parties notifies the other in writing of its the intention to terminate the agreement. During the six month period MJ Holdings, Inc. will issue to the Company 33,333 warrants of common stock on each month’s anniversary of the contract. As of June 30, 2014 the Company received two warrants for the services provided under the agreement. The following table represents the initial recognition value and subsequent adjustment as of reporting date:

	Initial	Recognition	Fair Value		Fair Value as of
Warrants	Fair	Value	at Conversion	Gain or Loss	June, 30 2014
Warrant #1		$95,866	$(94,719)	$(1,147)	$-
Conversion of the Warrant #1 to 10,825 shares		-	94,719	(10,609)	84,110
Warrant #2	2,666		-	38,267	40,933
Total		$98,532	$-	$26,511	$125,043

At initial recognition the value of warrants is recorded as “Marketable securities” and revenue for services provided. Subsequent to initial recognition all valuation adjustments are reflected through other income (expense) as “Unrealized gain or losses from marketable securities”. In June 2014, warrant #1 was converted to 10,825 shares of MJ Holdings common stock through the cashless exercise option. The fair value of the shares as of June 30, 2014 was $84,110. The Company uses the published closing price of the stock to value the stock held by the Company.

The Company uses a Black-Scholes model to measure the value of the warrants. The following data were introduced in the model in order to assess the value of the warrants assuming that the Company expects to keep the warrants for six months:

Black-Scholes Calculator Data	Initial Valuation and Recognition		Fair Value as of June 30, 2014
Warrant	#1	#2	#2
Stock price, $	8.69	4.00	7.77
Exercise price, $	6.41503521	8.454933	8.454933
Time to maturity, Years	0.5	0.5	0.475
Annual risk-free rate, %	0.05	0.05	0.07
Annualized volatility, %	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.228
Number of warrants/shares	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	40,933

Customer deposits

Advance payments from customers are recorded as customer deposits on the balance sheet.

Customer deposits	June 30, 2014	December 31, 2013
Advance payments from customers	$397,500	$127,550
Prepaid sales of vaporizers	75,038	75,636
Total customer deposits	$472,538	$203,186

Note 9 - Marketable Securities and Customer Deposits

Marketable securities

At December 31, 2013, the Company held as a deposit of 7,000,000 shares (issued on September 5, 2013) as payment for $300,000 in accounts receivable billed to a customer. The fair value of the shares as of December 31, 2013 (with 12% discount because of restriction) was $184,800. The value of these unliquidated shares is offset against the outstanding amounts owed to the Company until such time that the shares are liquidated and the cash proceeds are used to pay off the receivable and any excess cash will be returned to the client in accordance with the contract. For financial reporting purposes, the Company does not classify these shares as investments, but rather as a deposit for receivable settlement.

Customer deposits

Advance payments from customers are recorded as customer deposits on the balance sheet.

	2013	2012
Advance payments from customers	$127,550	$-
Prepaid sales of vaporizers	75,636
Total customer deposits	$203,186	$-

At December 31, 2012 the Company didn’t hold any deposits from customers.